B. Summary of Significant Accounting Policies - Net Income (Loss) Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Numerator:
Net loss	$ (3,558)	$ (2,628)
Less deemed dividend on Series C preferred stock	(2,486)	0
Net loss attributable to common stockholders - basic	(6,044)	(2,628)
Net loss attributable to common stockholders - diluted	$ (6,044)	$ (2,628)
Denominator:
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders - basic	148,668	135,883
Effect of potentially dilutive securities: Common stock warrants	0	0
Effect of potentially dilutive securities: Convertible preferred warrants	0	0
Effect of potentially dilutive securities: Convertible preferred stock	0	0
Effect of potentially dilutive securities: Common stock options	0	0
Effect of potentially dilutive securities: Non-participating common stock warrants	0	0
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders - diluted	148,668	135,883
Basic net income (loss) per common share	$ (0.04)	$ (0.02)
Diluted net income (loss) per common share	$ (0.04)	$ (0.02)